Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting
Schedule of reportable segment information

	For the year ended December 31, 2025
	Adult	Safety
	education	technology	Online	Customized
	supporting	training	course	equipment
	services	services	services	sales	Consolidation
	RMB	RMB	RMB	RMB	RMB	US$
Revenue	16,639,576	8,417,926	414,055	229,956	25,701,513	3,673,691
Operating costs and expenses	26,017,110	6,614,754	1,165,343	183,272	33,980,479	4,857,060
Segment profit (loss)	(9,377,534)	1,803,172	(751,288)	46,684	(8,278,966)	(1,183,369)
Unallocated (1):
Other operating expenses					(4,294,025)	(613,776)
Other income					1,858,302	265,620
Loss before income taxes					(10,714,689)	(1,531,525)

Long-lived assets	6,415,816	3,893,980	19,189,308	—	29,499,104	4,216,507
Goodwill	6,813,568	8,023,610	11,645,998	67,121	26,550,297	3,795,014
Current assets	37,646,941	27,611,546	22,161,654	259,850	87,679,991	12,532,696
Unallocated current assets (2)					221,373	31,642
Consolidated total assets					143,950,765	20,575,859
(1)	The unallocated items consist of staff cost at headquarters, legal and professional fee and other expenses.
(2)

The asset categories reviewed by CODM consist of long-lived assets and current assets. Assets are allocated to each segment based on operations or their physical location. The unallocated current assets include cash and cash equivalent, other receivables and deferred offering costs attributable to headquarter operations.